Mortgage Servicing Rights (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Additional disclosures
MSRs, net	$ 176,668		$ 176,668		$ 89,177	$ 6,426
MSRs
Amortized cost:
Amortized cost at beginning of period	130,793	15,853	92,155	6,496	6,496
Addition	52,461	15,022	94,194	24,644	89,698	6,557
Amortization	(4,251)	(570)	(7,346)	(835)	(4,039)	(61)
Amortized cost at end of period	179,003	30,305	179,003	30,305	92,155	6,496
Valuation allowance for impairment of MSRs:
Balance at beginning of period	(2,423)	(13)	(2,978)	(70)	(70)
Additions	88	(841)	643	(784)	(2,908)	(70)
Balance at of period end	(2,335)	(854)	(2,335)	(854)	(2,978)	(70)
Additional disclosures
MSRs, net	176,668	29,451	176,668	29,451	89,177	6,426
Estimated fair value of MSRs at of period end	194,529	29,647	194,529	29,647	91,028	6,465
Estimated amortization
2013	17,793		17,793		10,177
2014	16,995		16,995		9,314
2015	16,254		16,254		8,531
2016	15,631		15,631		7,862
2017	14,735		14,735		7,327
Thereafter	97,595		97,595		48,944
Total	$ 179,003		$ 179,003		$ 92,155